Acquisitions - Allocation of The Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) $ in Millions	Nov. 17, 2015 USD ($)
AP Transaction
Business Acquisition [Line Items]
Cash acquired	$ 1.7